Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Nov. 15, 2023	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Mar. 02, 2016	Feb. 25, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Feb. 11, 2015	Jan. 31, 2015	Oct. 31, 2014
C000012166
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,315	$ 22,230	$ 21,412	$ 20,611		$ 17,172	$ 20,211	$ 17,899	$ 18,315	$ 17,003	$ 18,055	$ 18,409	$ 20,874	$ 25,086	$ 24,140	$ 23,330	$ 21,373	$ 18,220	$ 17,909	$ 14,703	$ 16,452	$ 15,398	$ 15,927	$ 15,569	$ 13,898	$ 13,559	$ 14,167	$ 13,308	$ 13,520	$ 12,370	$ 11,628	$ 11,269	$ 10,727	$ 10,082	$ 10,397	$ 10,087			$ 9,461	$ 10,668	$ 11,247	$ 10,921		$ 10,213	$ 10,000
C000012167
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 24,168	24,199	22,326	21,980		18,546	20,594	18,681	19,595	17,236	17,454	18,022	18,733	18,591	17,917	18,176	14,764	11,894	11,477	10,192	13,633	13,402	13,120	12,926	12,246	11,911	13,221	12,899	14,039	13,111	12,419	12,035	11,695	10,310	10,329	10,208			8,989	10,088	10,285	10,422		9,841	10,000
C000126408
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 13,159	12,846	12,292	12,247		11,132	11,853	11,525	11,617	10,440	11,271	11,557	13,091	13,503	13,660	13,328	13,571	12,977	13,168	11,632	13,216	12,766	12,698	12,062	11,778	11,251	11,427	11,397	11,695	11,701	11,489	11,348	10,963	11,084	10,991	10,499			9,841	9,999	9,963	10,111		9,750	10,000
C000126407
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 13,071	12,761	12,214	12,172		11,062	11,774	11,450	11,539	10,372	11,199	11,479	13,006	13,413	13,569	13,241	13,482	12,892	13,082	11,558	13,129	12,682	12,614	11,983	11,695	11,177	11,349	11,317	11,613	11,619	11,407	11,268	10,883	11,006	10,912	10,423			9,771	9,925	9,892	10,039		9,677	9,925
C000126409
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,730,600	6,569,463	6,285,472	6,261,343		5,691,843	6,060,950	5,890,995	5,937,417	5,337,269	5,760,214	5,905,657	6,691,438	6,900,820	6,980,575	6,810,655	6,932,565	6,629,320	6,727,218	5,942,705	6,749,757	6,520,083	6,484,976	6,160,378	6,014,308	5,746,585	5,835,356	5,821,581	5,971,954	5,974,620	5,866,142	5,794,351	5,597,212	5,658,329	5,609,742	5,358,944			5,021,863	5,102,603	5,084,153	5,157,852	$ 4,962,500
C000133791
Account Value [Line Items]
Account Value	$ 104,299	103,062	96,942	94,273		85,912	88,436	87,774	86,417	82,485	84,379	84,679	85,822	86,136	86,078	83,117	79,081	72,627	74,673	70,297	83,453	79,969	78,259	75,679	71,144	69,816	72,196	68,576	69,766	67,176	64,800	63,192	59,555	57,419	59,080	55,133			53,208	55,002	55,468	53,885		52,115	50,000
C000133792
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 20,706	20,461	19,246	18,716		17,063	17,564	17,439	17,176	16,399	16,770	16,841	17,068	17,132	17,120	16,543	15,734	14,456	14,864	13,992	16,619	15,924	15,588	15,080	14,181	13,919	14,393	13,666	13,919	13,398	12,924	12,608	11,887	11,458	11,795	11,006			10,632	10,993	11,077	10,770		10,416	10,000
C000163311
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 20,576	20,790	19,108	19,191		16,799	18,381	18,086	17,586	15,143	16,835	17,459	18,686	19,640	19,177	18,351	17,456	15,116	14,986	13,398	15,070	14,572	14,067	13,975	12,859	12,249	13,810	13,489	14,146	13,177	12,906	11,989	11,007	10,964	11,501	10,917		$ 10,000
C000163310
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 19,906	20,160	18,525	18,606		16,290	17,824	17,539	17,066	14,691	16,328	16,926	18,116	19,042	18,592	17,792	16,920	14,652	14,528	12,986	14,607	14,127	13,635	13,549	12,468	11,875	13,386	13,077	13,710	12,773	12,512	11,621	10,667	10,628	11,150	10,582	$ 9,975
C000163314
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 20,018	19,877	18,792	18,018		16,223	17,650	16,837	16,791	14,166	15,255	16,024	17,124	16,697	16,397	16,082	14,562	11,964	12,314	11,211	14,047	14,002	13,468	13,873	13,274	12,861	13,986	14,183	15,005	13,834	13,470	12,626	11,983	11,337	11,165	11,117		10,000
C000163313
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 19,300	19,193	18,145	17,401		15,663	17,042	16,258	16,224	13,683	14,732	15,472	16,536	16,119	15,832	15,525	14,053	11,547	11,887	10,820	13,562	13,520	13,003	13,399	12,823	12,423	13,506	13,699	14,489	13,358	13,007	12,191	11,568	10,945	10,784	10,738	9,975
C000246320
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,080				$ 10,000
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,880	26,803	25,927	25,003		20,826	23,857	21,481	21,715	20,151	21,107	21,144	23,738	28,358	26,978	25,392	24,097	20,339	20,057	16,491	17,999	16,790	16,984	16,454	14,676	14,118	14,879	13,987	14,602	13,301	12,495	11,968	11,400	10,536	11,020	10,332			9,501	10,494	10,903	10,777		10,126	10,000
NACC2 Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 22,463	21,915	20,275	19,414		16,759	19,260	17,771	18,955	17,379	18,139	18,411	19,086	19,347	18,671	18,412	15,499	13,020	12,696	11,457	14,512	13,990	13,862	13,761	12,847	12,710	13,620	13,012	13,585	12,689	12,487	12,180	11,914	10,834	11,081	10,365			9,225	10,047	10,282	10,383		10,108	10,000
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value	$ 13,202	12,873	12,316	12,268		11,144	11,857	11,522	11,613	10,440	11,253	11,552	13,168	13,573	13,728	13,381	13,619	13,026	13,238	11,705	13,275	12,819	12,762	12,124	11,835	11,299	11,474	11,444	11,732	11,733	11,517	11,371	10,982	11,096	10,998	10,496			9,839	9,992	9,952	10,098		9,745	10,000
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value	$ 13,202	12,873	12,316	12,268		11,144	11,857	11,522	11,613	10,440	11,253	11,552	13,168	13,573	13,728	13,381	13,619	13,026	13,238	11,705	13,275	12,819	12,762	12,124	11,835	11,299	11,474	11,444	11,732	11,733	11,517	11,371	10,982	11,096	10,998	10,496			9,839	9,992	9,952	10,098		9,745	10,000
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value	$ 6,791,533	6,622,286	6,335,823	6,310,911		5,732,739	6,099,522	5,927,137	5,974,047	5,370,737	5,788,976	5,942,562	6,773,937	6,982,620	7,062,147	6,883,797	7,005,879	6,700,941	6,810,070	6,021,517	6,829,215	6,594,533	6,565,226	6,237,037	6,088,092	5,812,767	5,902,878	5,887,432	6,035,191	6,035,881	5,924,837	5,849,830	5,649,574	5,708,092	5,657,774	5,399,343			5,061,662	5,140,260	5,119,483	5,195,002	5,000,000
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Account Value [Line Items]
Account Value	$ 137,951	134,539	124,845	118,519		103,807	112,828	103,717	102,048	94,270	99,444	100,377	107,026	110,353	106,311	102,571	92,974	79,810	79,358	71,037	80,106	76,259	74,481	73,936	68,071	67,362	71,300	68,473	70,988	66,447	62,984	60,798	57,640	54,016	53,826	51,369			48,726	52,396	54,034	54,204		50,643	50,000
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index (USD Hedged)
Account Value	$ 27,590	26,908	24,969	23,704		20,761	22,566	20,743	20,410	18,854	19,889	20,075	21,405	22,071	21,262	20,514	18,595	15,962	15,872	14,207	16,021	15,252	14,896	14,787	13,614	13,472	14,260	13,695	14,198	13,289	12,597	12,160	11,528	10,803	10,765	10,274			9,745	10,479	10,807	10,841		10,129	10,000
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value	$ 20,974	21,181	19,523	19,689		17,000	18,717	18,407	17,814	15,427	17,087	17,946	18,836	20,003	19,463	18,660	17,730	15,305	15,185	13,609	15,334	14,770	14,340	14,105	12,992	12,381	13,956	13,651	14,297	13,278	13,006	12,080	11,086	11,047	11,589	11,036		10,000
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value	$ 20,359	20,561	18,951	19,112		16,502	18,169	17,868	17,292	14,975	16,586	17,420	18,284	19,417	18,893	18,113	17,210	14,856	14,740	13,210	14,885	14,338	13,920	13,692	12,611	12,018	13,547	13,251	13,878	12,889	12,625	11,726	10,762	10,723	11,250	10,712	10,000
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US High Dividend Yield Index
Account Value	$ 20,648	20,470	19,453	18,708		16,606	18,145	17,261	17,157	14,526	15,551	16,564	17,398	17,072	16,762	16,465	14,902	12,178	12,559	11,493	14,401	14,280	13,830	14,106	13,500	13,106	14,217	14,458	15,256	14,010	13,636	12,785	12,115	11,471	11,288	11,245		10,000
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US High Dividend Yield Index
Account Value	$ 19,957	19,785	18,802	18,082		16,050	17,538	16,683	16,583	14,040	15,031	16,010	16,815	16,501	16,201	15,914	14,404	11,770	12,139	11,108	13,919	13,802	13,367	13,633	13,048	12,667	13,741	13,974	14,745	13,541	13,180	12,357	11,710	11,087	10,910	10,869	10,000
NACC2 Index: S&P International Developed Dividend Growers Index NTR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P International Developed Dividend Growers Index NTR
Account Value	$ 11,448				10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	30,995	28,181	27,086		23,247	25,594	23,020	22,733	21,447	22,725	22,730	24,823	25,823	24,643	23,521	20,948	17,923	17,738	15,575	17,378	16,296	16,010	15,762	14,437	14,371	14,976	14,000	14,780	13,486	12,862	12,383	11,809	10,880	11,076	10,444			9,701	10,440	10,610	10,473		9,956	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	30,995	28,181	27,086		23,247	25,594	23,020	22,733	21,447	22,725	22,730	24,823	25,823	24,643	23,521	20,948	17,923	17,738	15,575	17,378	16,296	16,010	15,762	14,437	14,371	14,976	14,000	14,780	13,486	12,862	12,383	11,809	10,880	11,076	10,444			9,701	10,440	10,610	10,473		9,956	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 9,181	9,102	8,781	9,100		8,450	8,997	9,105	9,116	8,237	9,223	9,475	10,623	10,922	11,310	11,219	11,538	11,144	11,125	10,514	10,667	10,617	10,502	10,165	10,262	9,845	10,123	10,427	10,608	10,055	10,151	9,683	9,491	9,930	10,361	10,140			9,225	9,326	9,224	9,517		9,588	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 9,181	9,102	8,781	9,100		8,450	8,997	9,105	9,116	8,237	9,223	9,475	10,623	10,922	11,310	11,219	11,538	11,144	11,125	10,514	10,667	10,617	10,502	10,165	10,262	9,845	10,123	10,427	10,608	10,055	10,151	9,683	9,491	9,930	10,361	10,140			9,225	9,326	9,224	9,517		9,588	10,000
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Account Value	$ 4,848,330	4,806,911	4,637,239	4,805,841		4,462,344	4,751,097	4,808,425	4,814,401	4,349,707	4,870,495	5,003,546	5,610,161	5,767,808	5,972,679	5,924,726	6,092,986	5,884,927	5,875,241	5,552,309	5,633,385	5,606,848	5,545,864	5,368,211	5,419,545	5,199,123	5,346,102	5,506,326	5,602,050	5,309,834	5,360,700	5,113,627	5,012,162	5,243,835	5,471,375	5,354,956			4,871,831	4,925,234	4,871,354	5,025,870	$ 5,000,000
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Account Value	$ 121,041	118,223	109,334	105,182		91,274	101,222	93,209	92,234	82,925	89,618	91,412	99,469	103,477	100,260	97,080	88,271	74,844	74,463	65,542	74,938	71,490	69,792	69,440	64,644	63,474	68,049	66,318	69,830	63,867	61,040	57,917	54,783	51,600	52,037	50,011			45,973	50,222	51,908	52,697		49,196	50,000
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Account Value	$ 24,208	23,645	21,867	21,036		18,255	20,244	18,642	18,447	16,585	17,924	18,282	19,894	20,695	20,052	19,416	17,654	14,969	14,893	13,108	14,988	14,298	13,958	13,888	12,929	12,695	13,610	13,264	13,966	12,773	12,208	11,583	10,957	10,320	10,407	10,002			$ 9,195	$ 10,044	$ 10,382	$ 10,539		$ 9,839	$ 10,000
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Ex-U.S. BMI (USD)
Account Value	$ 15,349	15,297	14,653	14,239		12,600	14,283	13,706	13,788	11,605	13,015	13,807	15,142	15,979	15,912	15,844	14,939	12,478	12,507	11,130	13,270	12,981	12,674	12,913	12,382	12,006	13,406	13,793	14,597	13,432	12,924	12,141	11,476	11,115	11,138	11,036		10,000
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Ex-U.S. BMI (USD)
Account Value	$ 14,900	14,849	14,224	13,822		12,231	13,864	13,304	13,384	11,265	12,634	13,402	14,698	15,511	15,446	15,379	14,501	12,112	12,140	10,804	12,881	12,601	12,302	12,534	12,019	11,654	13,013	13,389	14,169	13,038	12,545	11,786	11,140	10,789	10,812	10,712	10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 19,300	19,211	18,253	17,587		15,508	17,468	16,630	16,574	13,855	15,442	16,260	17,586	18,388	18,216	18,021	16,852	14,041	14,055	12,426	14,703	14,342	13,913	14,037	13,346	12,900	14,320	14,604	15,326	14,066	13,478	12,591	11,809	11,388	11,362	11,159		$ 10,000
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 18,727	$ 18,641	$ 17,711	$ 17,065		$ 15,048	$ 16,949	$ 16,137	$ 16,082	$ 13,444	$ 14,984	$ 15,777	$ 17,064	$ 17,842	$ 17,675	$ 17,486	$ 16,352	$ 13,624	$ 13,638	$ 12,058	$ 14,267	$ 13,917	$ 13,500	$ 13,621	$ 12,950	$ 12,517	$ 13,895	$ 14,171	$ 14,871	$ 13,648	$ 13,078	$ 12,217	$ 11,459	$ 11,050	$ 11,025	$ 10,828	$ 10,000
NACC2 Index: MSCI All Country World Index ex USA
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA
Account Value	$ 11,626				$ 10,000